Assets in the course of construction	12 Months Ended
Dec. 31, 2025
Assets In The Course Of Construction [Abstract]
Assets in the course of construction
Note 16—Assets in the course of construction

2025 € million	Land and Buildings	Space segment	Ground segment	Other fixtures, tools & equipment	Total
Cost and net book value as at 1 January	0	1,231	85	32	1,348
Movements
Additions 1	3	190	91	28	312
Additions through business combinations (Note 4)	4	629	182	14	829
Transfers to assets in use (Note 15)	(9)	(494)	(87)	(23)	(613)
Transfers from/(to) intangible assets (Note 17)	—	(17)	(2)	(6)	(25)
Transfers between categories	5	—	—	(5)	—
Impact of currency translation	—	(92)	(6)	(3)	(101)
Cost and net book value as at 31 December	3	1,447	263	37	1,750

1	Additions mainly related to mPOWER satellites, SES-25, SES-26 and Intelsat IS-41 to IS-45.

2024 € million	Land and Buildings	Space segment	Ground segment	Other fixtures, tools & equipment	Total
Cost and net book value as at 1 January	15	1,367	150	18	1,550
Movements
Additions 1	4	325	51	17	397
Transfers to assets in use (Note 15) 2	(17)	(516)	(82)	(14)	(629)
Transfers from/(to) intangible assets (Note 17)	(2)	—	(16)	—	(18)
Transfers from/(to) inventory	—	—	(20)	10	(10)
Impact of currency translation	—	55	2	1	58
Cost and net book value as at 31 December	0	1,231	85	32	1,348

1	Additions mainly related to SES-24, SES-25, SES-26, mPOWER programme, C-band
2	Includes transfer EUR 434 million of assets in the course of construction impairment booked in 2023

2023 € million	Land and Buildings	Space segment	Ground segment	Other fixtures, tools & equipment	Total
Cost and net book value as at 1 January	8	1,675	159	17	1,859
Movements
Additions 1	9	170	43	17	239
Transfers to assets in use (Note 15)	(2)	(8)	(30)	(14)	(54)
Transfers from/(to) intangible assets (Note 17)	—	—	(20)	—	(20)
Impairment	—	(425)	—	—	(425)
Impact of currency translation	—	(45)	(2)	(2)	(49)
Cost and net book value as at 31 December	15	1,367	150	18	1,550

1	Additions mainly related to mPOWER programme , SES-24, SES-25, SES-26, C-band, partly offset by C-band reimbursable space segment cost of EUR 36 million and ground segment cost of EUR 2 million .
Borrowing costs of EUR 31 million (2024: EUR 16
million, 2023: EUR 28

million) arising from financing specifically relating to satellite procurements were capitalised during the year and are included under ‘Space segment’ additions in the table above. A weighted average effective rate of 3.96% (2024: 3.45
%, 2023: 3.10
%) was used, representing the Group’s average weighted cost of borrowing. Excluding the impact of loan origination costs and commitment fees, the average weighted interest rate was 3.70% (2024: 3.14
%, 2023: 2.97
%).
The space segment additions in 2025 related primarily to:

•	mPOWER satellites for EUR 106 million (2024: EUR 159 million);

•	GEO satellites for EUR 62 million (2024: EUR 129 million) – see Note 34;

•	payments to launch service providers.
In 2023, in conjunction with the annual impairment test, SES recorded an impairment charge of EUR 425 million against the assets under construction related to certain mPOWER satellites, reflecting technical issues arising on those satellites during on-orbit testing and the impact of those on the commercialisation assumptions of the overall programme. No impairment charges to assets in the course of construction were required as a result of the 2025 or 2024 impairment tests.